MATERIAL EVENTS (Details Narrative) - USD ($)				1 Months Ended						3 Months Ended	9 Months Ended
	Jul. 09, 2021	Apr. 12, 2021	Feb. 10, 2021	Jun. 16, 2021	Apr. 21, 2021	Mar. 25, 2021	Jan. 19, 2021	Nov. 30, 2020	Nov. 30, 2018	Mar. 31, 2021	Sep. 30, 2021
Secured convertible promissory note								$ 203,000
Additional warrant							100,000	350,000	100,000
Warrant shares								350,000			1,457,878
Warrant period								5 years
Exercise price								$ 1.00
Pay-off letter agreement amount								$ 252,875
Aggregate principal amount						$ 1,666,667
Series A Preferred Stock shares			10,000
Series B Preferred Stock shares			800
Series C Preferred Stock shares			3,000,000
Original issue discount						166,667
Purchase price of note						1,500,000
Initial tranche, amount						700,000
Debt conversion face amount						$ 777,778
Anti dilutive securities description						The Warrants have a term of 60 months, and contain full-ratchet anti-dilution protection provisions, and have an exercise price of $1.50 per share for 50% of the Warrants, and $2.00 per share for 50% of the Warrants
Benefically ownership percantage						4.99%
Warrants issued					$ 37,456					$ 969,849
XLR Medical Corp [Member]
Series A Preferred Stock shares		10,000
Series B Preferred Stock shares		800
Mr. Glass [Member]
Stock issued during the period, shares									12,000,000
Stock issued during the period, aggregate price									$ 120
Mr Evans [Member]
Compensation per month				$ 25,000
Mr. Bennett [Member]
Compensation per month				12,500
Burdell Partners, LLC [Member]
Purchase of aggregate common stock	$ 6,500,000
Maximum purchase amount	$ 500,000
Purchase of shares	100,000
Issuance of common stock	50,000
Warrants issued	$ 50,000
Mr. Michael Hill [Member]
Compensation per month				$ 25,000
Monthy compensation amount								$ 25,000
Investors [Member]
Stock issued during the period, shares						116,667
Interest rate description						The Note provides that the Investor may not convert any amount of the Note that would result in the beneficial ownership of greater than 4.99% of the outstanding shares of the Company, with the exception that the beneficial ownership limitation may be waived up to a maximum of 9.99% at the election of the Investor, with not less than 61 days prior notice